Financial results	12 Months Ended
Dec. 31, 2024
Financial Results
Financial results

Note 33 Financial results

The financial results composition is detailed as follows:

Financial results	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Finance income	38,102,053	39,402,492	22,870,538
Finance costs	(97,165,278)	(77,023,048)	(75,930,875)
Gains (losses) on exchange differences	(17,797,269)	(65,944,570)	(20,173,381)
Result as per adjustment units	(10,722,033)	(14,025,895)	1,198,565